Fair Value of Financial Instruments - Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans, with an allowance recorded, net	$ 10,626	[1]	$ 44,046	[2],[3]	$ 76,430	[2]
Loans held for sale					643	[4]
Mortgage servicing rights	7,766		6,448		20,889
Other real estate owned	56,170		63,460		84,342
Total assets at fair value	74,562		113,954		182,304
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans, with an allowance recorded, net	0
Loans held for sale						[4]
Mortgage servicing rights	0
Other real estate owned	0
Total assets at fair value	0
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans, with an allowance recorded, net	0
Loans held for sale					643	[4]
Mortgage servicing rights	0
Other real estate owned	0
Total assets at fair value	0				643
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans, with an allowance recorded, net	10,626		44,046		76,430
Loans held for sale						[4]
Mortgage servicing rights	7,766		6,448		20,889
Other real estate owned	56,170		63,460		84,342
Total assets at fair value	$ 74,562		$ 113,954		$ 181,661

[1]	Includes ratio-based allowance for loan losses of $0.7 million and $2.1 million associated with loans totaling $2.1 million and $12.5 million at June 30, 2014, and December 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[2]	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[3]	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $6,767 and $8,930 and average carrying amounts totaling $9,787 and $13,730 at June 30, 2014, and December 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.
[4]	Prior to April 1, 2013, loans held for sale were recorded at the lower of cost or fair value.